                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI         64111
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------

Date of fiscal year end:           07-31
                        --------------------------------------------------------

Date of reporting period:          04-30-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) INCOME PORTFOLIO
APRIL 30, 2008

[american century investments logo and text logo ®]

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 40.6%
           870,376  NT Equity Growth Fund
                    Institutional Class                            $   9,112,836
           401,413  NT Growth Fund
                    Institutional Class                                4,624,278
           742,561  NT Large Company Value Fund
                    Institutional Class                                7,522,143
           301,673  NT Mid Cap Value Fund
                    Institutional Class                                2,829,693
           163,070  NT Small Company Fund
                    Institutional Class                                1,421,970
           151,658  NT Vista Fund Institutional Class                  1,781,982
            31,842  Real Estate Fund
                    Institutional Class                                  730,137
                                                                 ---------------
                                                                      28,023,039
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 37.1%
           426,550  High-Yield Fund Institutional Class                2,627,548
           443,806  Inflation-Adjusted Bond Fund
                    Institutional Class                                5,094,893
         1,708,330  NT Diversified Bond Fund
                    Institutional Class                               17,869,139
                                                                 ---------------
                                                                      25,591,580
                                                                 ---------------
MONEY MARKET FUNDS - 9.8%
         6,754,957  Premium Money Market Fund
                    Investor Class                                     6,754,957
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 7.1%
           316,073  International Bond Fund
                    Institutional Class                                4,902,292
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 5.3%
           315,416  NT International Growth Fund
                    Institutional Class                                3,671,442
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   68,943,310
                                                                 ---------------
(Cost $66,361,913)

OTHER ASSETS AND LIABILITIES - 0.1%                                       94,044
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  69,037,354
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 66,829,296
                                                                 ===============
Gross tax appreciation of investments                              $  2,782,208
Gross tax depreciation of investments                                  (668,194)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,114,014
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2008 follows:

                                                                                              APRIL 30, 2008
                       JULY 31, 2007    PURCHASE      SALES      REALIZED    DISTRIBUTIONS   SHARE      MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)   BALANCE     VALUE
-----------------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO

NT Equity
Growth Fund
Institutional Class        682,400    $ 3,064,475  $ 1,145,533   $(46,842)    $  153,054     870,376  $ 9,112,836
NT Growth Fund
Institutional Class        339,967      1,464,193      796,072     12,321        199,607     401,413    4,624,278
NT Large Company
Value Fund
Institutional Class        568,193      2,746,000      986,717    (57,028)       192,315     742,561    7,522,143
NT Mid Cap
Value Fund
Institutional Class        204,460      1,277,186      372,820    (34,621)       256,641     301,673    2,829,693
NT Small
Company Fund
Institutional Class        113,463        611,394      184,301    (15,113)         4,230     163,070    1,421,970
NT Vista Fund
Institutional Class        128,983        668,999      406,111     41,160          3,599     151,658    1,781,982
Real Estate Fund
Institutional Class         20,947        331,328      102,010    (16,961)       105,981      31,842      730,137
High-Yield Fund
Institutional Class        369,407        727,328      399,401    (18,256)       128,529     426,550    2,627,548
Inflation-Adjusted
Bond Fund
Institutional Class        450,390      1,261,051    1,315,113     11,330        112,630     443,806    5,094,893
NT Diversified
Bond Fund
Institutional Class      1,647,816      4,566,241    3,917,104     18,899        702,714   1,708,330   17,869,139
Premium Money
Market Fund
Investor Class           6,151,530      1,905,725    1,302,298         --        201,329   6,754,957    6,754,957
International
Bond Fund
Institutional Class        313,676      1,161,288    1,094,718     15,962        186,326     316,073    4,902,292
NT International
Growth Fund
Institutional Class        255,233      1,414,479      749,849     58,933        104,535     315,416    3,671,442
                       ------------------------------------------------------------------------------------------
                                      $21,199,687  $12,772,047   $(30,216)    $2,351,490              $68,943,310
                       ==========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2015 PORTFOLIO
APRIL 30, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 44.7%
         2,480,230  NT Equity Growth Fund
                    Institutional Class                             $ 25,968,009
         1,464,329  NT Growth Fund
                    Institutional Class                               16,869,070
         2,250,455  NT Large Company Value Fund
                    Institutional Class                               22,797,109
         1,117,552  NT Mid Cap Value Fund
                    Institutional Class                               10,482,638
           483,164  NT Small Company Fund
                    Institutional Class                                4,213,190
           719,088  NT Vista Fund Institutional Class                  8,449,284
           127,385  Real Estate Fund
                    Institutional Class                                2,920,938
                                                                 ---------------
                                                                      91,700,238
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 34.8%
         1,198,819  High-Yield Fund Institutional Class                7,384,725
         1,247,886  Inflation-Adjusted Bond Fund
                    Institutional Class                               14,325,731
         4,764,113  NT Diversified Bond Fund
                    Institutional Class                               49,832,612
                                                                 ---------------
                                                                      71,543,068
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 8.4%
           290,781  NT Emerging Markets Fund
                    Institutional Class                                3,547,528
         1,168,769  NT International Growth Fund
                    Institutional Class                               13,604,471
                                                                 ---------------
                                                                      17,151,999
                                                                 ---------------
MONEY MARKET FUNDS - 6.3%
        13,026,571  Premium Money Market Fund
                    Investor Class                                    13,026,571
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 5.7%
           750,048  International Bond Fund
                    Institutional Class                               11,633,244
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  205,055,120
                                                                 ---------------
(Cost $196,847,406)

OTHER ASSETS AND LIABILITIES - 0.1%                                      278,482
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $205,333,602
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $197,676,991
                                                                 ===============
Gross tax appreciation of investments                              $  9,537,379
Gross tax depreciation of investments                                (2,159,250)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  7,378,129
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2008 follows:

                                                                                                 APRIL 30, 2008
                       JULY 31, 2007    PURCHASE      SALES       REALIZED   DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)     BALANCE      VALUE
--------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      1,931,325    $ 7,376,343  $ 1,689,159   $(65,654)    $  431,612     2,480,230  $ 25,968,009
NT Growth Fund
Institutional Class      1,270,356      4,479,071    2,358,897     95,108        719,848     1,464,329    16,869,070
NT Large
Company Value Fund
Institutional Class      1,710,273      7,089,766    1,550,050    (88,904)       576,552     2,250,455    22,797,109
NT Mid Cap
Value Fund
Institutional Class        789,561      3,794,932      742,508    (68,913)       940,533     1,117,552    10,482,638
NT Small
Company Fund
Institutional Class        333,840      1,594,654      285,950    (26,027)        12,427       483,164     4,213,190
NT Vista Fund
Institutional Class        607,646      2,716,927    1,377,784    225,642         16,876       719,088     8,449,284
Real Estate Fund
Institutional Class         86,244      1,099,634      214,128    (33,488)       419,210       127,385     2,920,938
High-Yield Fund
Institutional Class      1,015,434      1,838,248      763,163    (39,255)       355,125     1,198,819     7,384,725
Inflation-Adjusted
Bond Fund
Institutional Class      1,247,402      2,960,939    2,888,922     33,207        313,059     1,247,886    14,325,731
NT Diversified
Bond Fund
Institutional Class      4,558,835     10,821,379    8,599,964     69,984      1,936,746     4,764,113    49,832,612
NT Emerging
Markets Fund
Institutional Class        221,121      1,664,522      715,205    268,179        576,025       290,781     3,547,528
NT International
Growth Fund
Institutional Class        976,930      4,594,036    2,404,956    334,767        382,721     1,168,769    13,604,471
Premium Money
Market Fund
Investor Class          10,863,093      4,005,092    1,841,614         --        368,534    13,026,571    13,026,571
International
Bond Fund
Institutional Class        712,586      2,369,845    1,765,760     (5,073)       433,855       750,048    11,633,244
                       ---------------------------------------------------------------------------------------------
                                      $56,405,388  $27,198,060   $699,573     $7,483,123                $205,055,120
                       =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2025 PORTFOLIO
APRIL 30, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 52.1%
         3,473,512  NT Equity Growth Fund
                    Institutional Class                             $ 36,367,671
         2,884,002  NT Growth Fund
                    Institutional Class                               33,223,703
         3,433,316  NT Large Company Value Fund
                    Institutional Class                               34,779,491
         1,642,876  NT Mid Cap Value Fund
                    Institutional Class                               15,410,177
         1,184,005  NT Small Company Fund
                    Institutional Class                               10,324,524
         1,258,567  NT Vista Fund Institutional Class                 14,788,162
           244,418  Real Estate Fund
                    Institutional Class                                5,604,505
                                                                 ---------------
                                                                     150,498,233
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 29.2%
         1,422,933  High-Yield Fund Institutional Class                8,765,267
         1,480,761  Inflation-Adjusted Bond Fund
                    Institutional Class                               16,999,136
         5,606,825  NT Diversified Bond Fund
                    Institutional Class                               58,647,404
                                                                 ---------------
                                                                      84,411,807
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 12.2%
           698,341  NT Emerging Markets Fund
                    Institutional Class                                8,519,760
         2,290,105  NT International Growth Fund
                    Institutional Class                               26,656,822
                                                                 ---------------
                                                                      35,176,582
                                                                 ---------------
MONEY MARKET FUNDS - 4.9%
        14,038,790  Premium Money Market Fund
                    Investor Class                                    14,038,790
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.5%
           281,167  International Bond Fund
                    Institutional Class                                4,360,900
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  288,486,312
                                                                 ---------------
(Cost $277,573,889)

OTHER ASSETS AND LIABILITIES - 0.1%                                      361,995
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $288,848,307
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $278,543,094
                                                                 ===============
Gross tax appreciation of investments                              $ 13,582,443
Gross tax depreciation of investments                                (3,639,225)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  9,943,218
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. Underlying Funds

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES
--------------------------------------------------------------------------------
3. Affiliated Company Transactions

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2008 follows:

                                                                                                 APRIL 30, 2008
                       JULY 31, 2007   PURCHASE       SALES       REALIZED   DISTRIBUTIONS     SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST         COST      GAIN (LOSS)   RECEIVED(1)     BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      2,597,176    $10,713,450  $ 1,518,774  $  (80,408)   $   587,681    3,473,512   $ 36,367,671
NT Growth Fund
Institutional Class      2,433,050      8,824,212    3,763,530     150,117      1,381,376    2,884,002     33,223,703
NT Large
Company Value Fund
Institutional Class      2,504,489     11,115,759    1,508,141     (98,542)       852,939    3,433,316     34,779,491
NT Mid Cap
Value Fund
Institutional Class      1,061,868      6,206,667      666,278     (62,065)     1,339,450    1,642,876     15,410,177
NT Small
Company Fund
Institutional Class        864,264      3,310,287      511,665     (50,602)        30,315    1,184,005     10,324,524
NT Vista Fund
Institutional Class      1,021,337      4,742,579    1,895,470     284,183         28,785    1,258,567     14,788,162
Real Estate Fund
Institutional Class        157,448      2,169,470      255,981     (37,922)       780,018      244,418      5,604,505
High-Yield Fund
Institutional Class      1,154,173      2,534,294      949,622     (52,713)       406,962    1,422,933      8,765,267
Inflation-Adjusted
Bond Fund
Institutional Class      1,384,426      4,336,345    3,159,812      20,405        360,671    1,480,761     16,999,136
NT Diversified
Bond Fund
Institutional Class      5,052,386     16,078,139   10,223,136      32,723      2,186,207    5,606,825     58,647,404
NT Emerging
Markets Fund
Institutional Class        509,743      3,957,305    1,415,128     519,383      1,351,797      698,341      8,519,760
NT International
Growth Fund
Institutional Class      1,819,108      8,890,993    3,519,587     430,129        731,563    2,290,105     26,656,822
Premium Money
Market Fund
Investor Class          12,175,305      3,972,078    2,108,593          --        398,024   14,038,790     14,038,790
International
Bond Fund
Institutional Class        177,465      2,139,284      560,775     (11,030)       145,680      281,167      4,360,900
                       ----------------------------------------------------------------------------------------------
                                      $88,990,862  $32,056,492  $1,043,658    $10,581,468                $288,486,312
                       ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2035 PORTFOLIO
APRIL 30, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 62.1%
         2,283,601  NT Equity Growth Fund
                    Institutional Class                             $ 23,909,302
         2,106,663  NT Growth Fund
                    Institutional Class                               24,268,758
         2,304,544  NT Large Company Value Fund
                    Institutional Class                               23,345,031
         1,239,002  NT Mid Cap Value Fund
                    Institutional Class                               11,621,839
           793,786  NT Small Company Fund
                    Institutional Class                                6,921,814
           997,324  NT Vista Fund Institutional Class                 11,718,557
           182,141  Real Estate Fund
                    Institutional Class                                4,176,493
                                                                 ---------------
                                                                     105,961,794
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 21.4%
           602,579  High-Yield Fund Institutional Class                3,711,887
           626,739  Inflation-Adjusted Bond Fund
                    Institutional Class                                7,194,964
         2,437,293  NT Diversified Bond Fund
                    Institutional Class                               25,494,088
                                                                 ---------------
                                                                      36,400,939
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.9%
           615,521  NT Emerging Markets Fund
                    Institutional Class                                7,509,356
         1,535,435  NT International Growth Fund
                    Institutional Class                               17,872,464
                                                                 ---------------
                                                                      25,381,820
                                                                 ---------------
MONEY MARKET FUNDS - 1.5%
         2,472,184  Premium Money Market Fund
                    Investor Class                                     2,472,184
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  170,216,737
                                                                 ---------------
(Cost $164,489,897)

OTHER ASSETS AND LIABILITIES - 0.1%                                      188,698
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $170,405,435
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $165,032,291
                                                                 ===============
Gross tax appreciation of investments                              $  7,906,474
Gross tax depreciation of investments                                (2,722,028)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  5,184,446
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2008 follows:

                                                                                                APRIL 30, 2008
                       JULY 31, 2007    PURCHASE       SALES     REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST          COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      1,575,446    $ 8,362,745  $   969,830   $(52,179)    $  366,791    2,283,601  $ 23,909,302
NT Growth Fund
Institutional Class      1,569,905      7,712,423    1,724,622     (2,007)       954,365    2,106,663    24,268,758
NT Large Company
Value Fund
Institutional Class      1,550,388      8,751,217      994,173    (73,218)       542,836    2,304,544    23,345,031
NT Mid Cap
Value Fund
Institutional Class        766,999      4,926,627      468,455    (46,418)       953,998    1,239,002    11,621,839
NT Small
Company Fund
Institutional Class        486,423      2,972,098      271,820    (29,353)        18,601      793,786     6,921,814
NT Vista Fund
Institutional Class        774,181      4,322,768    1,682,643    253,711         21,571      997,324    11,718,557
Real Estate Fund
Institutional Class        107,785      1,814,098      170,177    (25,003)       547,527      182,141     4,176,493
High-Yield Fund
Institutional Class        448,136      1,370,159      455,910    (24,653)       163,805      602,579     3,711,887
Inflation-Adjusted
Bond Fund
Institutional Class        546,547      2,355,100    1,401,201     15,264        146,526      626,739     7,194,964
NT Diversified
Bond Fund
Institutional Class      2,045,986      8,820,202    4,704,370     18,806        905,723    2,437,293    25,494,088
NT Emerging
Markets Fund
Institutional Class        436,927      3,827,288    1,451,809    519,797      1,135,018      615,521     7,509,356
NT International
Growth Fund
Institutional Class      1,094,619      6,665,967    1,833,782     79,862        464,425    1,535,435    17,872,464
Premium Money
Market Fund
Investor Class           1,319,087      1,493,133      340,036         --         55,484    2,472,184     2,472,184
                       --------------------------------------------------------------------------------------------
                                      $63,393,825  $16,468,828   $634,609     $6,276,670               $170,216,737
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(TM) 2045 PORTFOLIO
APRIL 30, 2008

[american century investments logo and text logo ®]

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 67.6%
         1,691,856  NT Equity Growth Fund
                    Institutional Class                             $ 17,713,732
         1,560,858  NT Growth Fund
                    Institutional Class                               17,981,085
         1,735,401  NT Large Company Value Fund
                    Institutional Class                               17,579,612
           920,802  NT Mid Cap Value Fund
                    Institutional Class                                8,637,123
           652,061  NT Small Company Fund
                    Institutional Class                                5,685,972
           740,680  NT Vista Fund Institutional Class                  8,702,990
           152,908  Real Estate Fund
                    Institutional Class                                3,506,180
                                                                 ---------------
                                                                      79,806,694
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 16.3%
           590,547  NT Emerging Markets Fund
                    Institutional Class                                7,204,673
         1,035,995  NT International Growth Fund
                    Institutional Class                               12,058,982
                                                                 ---------------
                                                                      19,263,655
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 16.0%
           312,579  High-Yield Fund Institutional Class                1,925,487
           325,215  Inflation-Adjusted Bond Fund
                    Institutional Class                                3,733,468
         1,268,349  NT Diversified Bond Fund
                    Institutional Class                               13,266,922
                                                                 ---------------
                                                                      18,925,877
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  117,996,226
                                                                 ---------------
(Cost $114,598,288)

OTHER ASSETS AND LIABILITIES - 0.1%                                      151,490
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $118,147,716
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $115,403,837
                                                                 ===============
Gross tax appreciation of investments                              $  5,092,673
Gross tax depreciation of investments                                (2,500,284)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,592,389
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2008 follows:

                                                                                               APRIL 30, 2008
                       JULY 31, 2007    PURCHASE      SALES       REALIZED   DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO

NT Equity
Growth Fund
Institutional Class      1,146,959    $ 6,914,283  $ 1,161,622  $(111,912)    $  276,784    1,691,856  $ 17,713,732
NT Growth Fund
Institutional Class      1,142,994      6,351,020    1,574,385    (70,114)       723,270    1,560,858    17,981,085
NT Large Company
Value Fund
Institutional Class      1,147,523      7,349,167    1,264,771   (137,147)       414,305    1,735,401    17,579,612
NT Mid Cap
Value Fund
Institutional Class        558,336      3,935,839      480,971    (62,895)       717,423      920,802     8,637,123
NT Small
Company Fund
Institutional Class        392,443      2,642,729      347,126    (52,072)        15,641      652,061     5,685,972
NT Vista Fund
Institutional Class        563,617      3,493,486    1,383,806     81,754         16,388      740,680     8,702,990
Real Estate Fund
Institutional Class         88,467      1,632,635      202,888    (40,115)       465,138      152,908     3,506,180
NT Emerging
Markets Fund
Institutional Class        390,776      3,871,184    1,285,854    205,632      1,112,873      590,547     7,204,673
NT International
Growth Fund
Institutional Class        725,229      4,850,159    1,385,770    (24,878)       320,341    1,035,995    12,058,982
High-Yield Fund
Institutional Class        226,553        806,918      296,917    (16,968)        85,061      312,579     1,925,487
Inflation-Adjusted
Bond Fund
Institutional Class        276,330      1,416,685      847,362      6,990         77,422      325,215     3,733,468
NT Diversified
Bond Fund
Institutional Class      1,019,975      5,439,841    2,850,325      5,430        469,288    1,268,349    13,266,922
                       --------------------------------------------------------------------------------------------
                                      $48,703,946  $13,081,797  $(216,295)    $4,693,934               $117,996,226
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE
APRIL 30, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.7%
DOMESTIC FIXED INCOME FUNDS - 40.4%
         3,041,221  Diversified Bond Fund
                    Investor Class                                  $ 31,598,286
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 24.7%
           156,991  Equity Growth Fund
                    Investor Class                                     3,598,234
            96,900  Growth Fund Investor Class                         2,433,159
           926,050  Large Company Value Fund
                    Investor Class                                     6,250,838
            72,257  Real Estate Fund Investor Class                    1,653,240
           102,852  Small Company Fund
                    Investor Class                                       809,445
           563,869  Value Fund Investor Class                          3,383,214
            63,092  Vista Fund Investor Class                          1,218,937
                                                                 ---------------
                                                                      19,347,067
                                                                 ---------------
MONEY MARKET FUNDS - 24.4%
        19,127,411  Prime Money Market Fund
                    Investor Class                                    19,127,411
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 10.2%
           513,711  International Bond Fund
                    Investor Class                                     7,962,521
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                   78,035,285
                                                                 ---------------
(Cost $77,042,749)

OTHER ASSETS AND LIABILITIES - 0.3%                                      237,461
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 78,272,746
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 77,345,832
                                                                 ===============
Gross tax appreciation of investments                              $  1,586,465
Gross tax depreciation of investments                                  (897,012)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    689,453
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2008, follows:

                                                                                                APRIL 30, 2008
                       JULY 31, 2007    PURCHASE      SALES     REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)     BALANCE      VALUE
------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Diversified
Bond Fund
Investor Class           1,672,271    $16,069,900  $1,945,376   $(19,060)    $  727,327     3,041,221  $31,598,286
Equity
Growth Fund
Investor Class              68,751      2,250,503     201,943     (2,645)       177,436       156,991    3,598,234
Growth Fund
Investor Class              51,420      1,325,607     210,712      8,213          1,997        96,900    2,433,159
Large Company
Value Fund
Investor Class             412,204      3,803,475     269,658    (14,318)       181,590       926,050    6,250,838
Real
Estate Fund
Investor Class              28,932      1,088,869     140,231    (23,561)       168,762        72,257    1,653,240
Small
Company Fund
Investor Class              38,129        565,039      39,465     (3,618)        55,312       102,852      809,445
Value Fund
Investor Class             217,015      2,282,461     121,259    (11,890)       304,973       563,869    3,383,214
Vista Fund
Investor Class              29,213        788,597     138,881      3,409         69,206        63,092    1,218,937
Prime Money
Market Fund
Investor Class          10,152,022      9,930,125     954,736         --        398,044    19,127,411   19,127,411
International
Bond Fund
Investor Class             329,535      4,007,101   1,207,210     (6,152)       202,889       513,711    7,962,521
                       -------------------------------------------------------------------------------------------
                                      $42,111,677  $5,229,471   $(69,622)    $2,287,536                $78,035,285
                       ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
APRIL 30, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 38.8%
         1,074,826  Equity Growth Fund
                    Investor Class                                  $ 24,635,012
           615,578  Growth Fund Investor Class                        15,457,164
         4,597,168  Large Company Value Fund
                    Investor Class                                    31,030,883
           263,305  Real Estate Fund Investor Class                    6,024,418
           560,408  Small Company Fund
                    Investor Class                                     4,410,411
         2,882,976  Value Fund Investor Class                         17,297,856
           610,648  Vista Fund Investor Class                         11,797,719
                                                                 ---------------
                                                                     110,653,463
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 37.2%
        10,201,961  Diversified Bond Fund
                    Investor Class                                   105,998,375
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 6.3%
         1,368,976  International Growth Fund
                    Investor Class                                    18,084,173
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 8.1%
         1,497,805  International Bond Fund
                    Investor Class                                    23,215,978
                                                                 ---------------
MONEY MARKET FUNDS - 9.5%
        27,272,489  Prime Money Market Fund
                    Investor Class                                    27,272,489
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  285,224,478
                                                                 ---------------
(Cost $279,521,733)

OTHER ASSETS AND LIABILITIES - 0.1%                                      421,814
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $285,646,292
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 280,581,904
                                                                 ===============
Gross tax appreciation of investments                             $  12,047,208
Gross tax depreciation of investments                                (7,404,634)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   4,642,574
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2008, follows:

                                                                                                APRIL 30, 2008
                       JULY 31, 2007    PURCHASE      SALES      REALIZED    DISTRIBUTIONS     SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)     BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

Equity
Growth Fund
Investor Class             725,342    $ 9,371,694  $ 1,072,408  $ (67,500)    $ 1,704,391    1,074,826   $ 24,635,012
Growth Fund
Investor Class             502,880      4,344,239    1,597,659     24,985          17,895      615,578     15,457,164
Large Company
Value Fund
Investor Class           3,167,995     10,839,064      732,319    (96,250)      1,242,685    4,597,168     31,030,883
Real
Estate Fund
Investor Class             161,780      2,766,550      576,615   (141,130)        861,060      263,305      6,024,418
Small
Company Fund
Investor Class             319,768      2,168,486      135,774    (27,072)        425,139      560,408      4,410,411
Value Fund
Investor Class           1,713,124      7,994,665      436,657    (89,679)      2,179,873    2,882,976     17,297,856
Vista Fund
Investor Class             438,398      4,873,159    1,576,727     37,105         945,352      610,648     11,797,719
Diversified
Bond Fund
Investor Class           8,653,564     28,059,567   12,310,948    (60,141)      3,203,543   10,201,961    105,998,375
International
Growth Fund
Investor Class             988,506      6,814,210    1,804,048    146,437         969,850    1,368,976     18,084,173
International
Bond Fund
Investor Class           1,507,491      6,068,848    6,122,383      7,098         834,287    1,497,805     23,215,978
Prime Money
Market Fund
Investor Class          22,372,011      7,544,578    2,644,100         --         763,732   27,272,489     27,272,489
                       ----------------------------------------------------------------------------------------------
                                      $90,845,060  $29,009,638  $(266,147)    $13,147,807                $285,224,478
                       ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): MODERATE
APRIL 30, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 49.4%
         4,600,090  Equity Growth Fund
                    Investor Class                                  $105,434,062
         2,339,448  Growth Fund Investor Class                        58,743,539
         9,315,241  Large Company Value Fund
                    Investor Class                                    62,877,877
           618,555  Real Estate Fund Investor Class                   14,152,538
         1,754,426  Small Company Fund
                    Investor Class                                    13,807,333
         5,075,731  Value Fund Investor Class                         30,454,386
         2,507,776  Vista Fund Investor Class                         48,450,232
                                                                 ---------------
                                                                     333,919,967
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.2%
        16,389,305  Diversified Bond Fund
                    Investor Class                                   170,284,879
         2,181,716  High-Yield Fund Investor Class                    13,439,371
                                                                 ---------------
                                                                     183,724,250
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.5%
         2,659,447  Emerging Markets Fund
                    Investor Class                                    27,099,765
         5,359,195  International Growth Fund
                    Investor Class                                    70,794,966
                                                                 ---------------
                                                                      97,894,731
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 3.0%
         1,319,625  International Bond Fund
                    Investor Class                                    20,454,188
                                                                 ---------------
MONEY MARKET FUNDS - 5.8%
        39,399,073  Prime Money Market Fund
                    Investor Class                                    39,399,073
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  675,392,209
                                                                 ---------------
(Cost $658,532,036)

OTHER ASSETS AND LIABILITIES - 0.1%                                      832,164
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $676,224,373
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 661,718,100
                                                                 ===============
Gross tax appreciation of investments                             $  35,996,252
Gross tax depreciation of investments                               (22,322,143)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  13,674,109
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2008, follows:

                                                                                                 APRIL 30, 2008
                       JULY 31, 2007    PURCHASE       SALES      REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST         COST      GAIN (LOSS)   RECEIVED(1)    BALANCE
VALUE
---------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

Equity
Growth Fund
Investor Class           3,413,200    $ 31,851,103  $ 3,307,848  $(418,507)    $ 7,779,899    4,600,090  $105,434,062
Growth Fund
Investor Class           2,102,736      12,804,245    7,051,188     (6,399)         72,521    2,339,448    58,743,539
Large Company
Value Fund
Investor Class           7,069,404      18,347,529    2,248,410   (262,880)      2,674,778    9,315,241    62,877,877
Real Estate Fund
Investor Class             417,609       5,791,549    1,608,469   (487,980)      2,159,572      618,555    14,152,538
Small
Company Fund
Investor Class           1,100,773       6,075,786      471,146   (107,370)      1,419,061    1,754,426    13,807,333
Value Fund
Investor Class           3,318,289      12,515,430    1,019,886   (201,570)      4,092,308    5,075,731    30,454,386
Vista Fund
Investor Class           1,982,955      16,509,202    6,525,597     80,917       4,141,208    2,507,776    48,450,232
Diversified
Bond Fund
Investor Class          15,108,434      40,829,451   27,991,401     42,099       5,392,717   16,389,305   170,284,879
High-Yield Fund
Investor Class           1,870,879       3,298,056    1,435,964    (69,523)        650,655    2,181,716    13,439,371
Emerging
Markets Fund
Investor Class           2,195,578      10,146,653    4,932,428    837,227       3,058,381    2,659,447    27,099,765
International
Growth Fund
Investor Class           4,254,581      21,606,476    7,295,471    154,549       4,026,557    5,359,195    70,794,966
International
Bond Fund
Investor Class           1,731,065       5,519,776   11,233,797    295,573         822,947    1,319,625    20,454,188
Prime Money
Market Fund
Investor Class          35,573,044       9,995,296    6,169,267         --       1,173,662   39,399,073    39,399,073
                       ----------------------------------------------------------------------------------------------
                                      $195,290,552  $81,290,872  $(143,864)    $37,464,266               $675,392,209
                       ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
APRIL 30, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 59.3%
         2,729,636  Equity Growth Fund
                    Investor Class                                  $ 62,563,257
         2,712,644  Growth Fund Investor Class                        68,114,491
         5,475,283  Large Company Value Fund
                    Investor Class                                    36,958,160
           406,577  Real Estate Fund Investor Class                    9,302,482
         1,296,659  Small Company Fund
                    Investor Class                                    10,204,706
         2,778,852  Value Fund Investor Class                         16,673,112
         3,177,209  Vista Fund Investor Class                         61,383,678
                                                                 ---------------
                                                                     265,199,886
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 19.4%
         2,839,448  Emerging Markets Fund
                    Investor Class                                    28,933,975
         4,402,114  International Growth Fund
                    Investor Class                                    58,151,926
                                                                 ---------------
                                                                      87,085,901
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 19.3%
         6,629,751  Diversified Bond Fund
                    Investor Class                                    68,883,113
         2,868,429  High-Yield Fund Investor Class                    17,669,523
                                                                 ---------------
                                                                      86,552,636
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         8,631,854  Prime Money Market Fund
                    Investor Class                                     8,631,854
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  447,470,277
                                                                 ---------------
(Cost $426,097,671)

OTHER ASSETS AND LIABILITIES - 0.1%                                      454,479
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $447,924,756
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 428,784,518
                                                                 ===============
Gross tax appreciation of investments                             $  32,933,853
Gross tax depreciation of investments                               (14,248,094)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  18,685,759
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2008, follows:

                                                                                                 APRIL 30, 2008
                       JULY 31, 2007    PURCHASE       SALES      REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST          COST      GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

Equity
Growth Fund
Investor Class           2,088,338    $ 17,698,509  $ 2,139,092  $(349,178)    $ 4,737,213   2,729,636  $ 62,563,257
Growth Fund
Investor Class           2,513,849      13,222,600    8,422,120   (154,074)         86,512   2,712,644    68,114,491
Large Company
Value Fund
Investor Class           4,284,730      10,419,629    1,842,194   (244,091)      1,612,751   5,475,283    36,958,160
Real Estate Fund
Investor Class             282,762       3,708,818    1,195,959   (411,786)      1,461,735     406,577     9,302,482
Small
Company Fund
Investor Class             838,718       4,346,965      394,677   (106,913)      1,079,013   1,296,659    10,204,706
Value Fund
Investor Class           1,872,957       6,599,492      628,249   (148,798)      2,306,513   2,778,852    16,673,112
Vista Fund
Investor Class           2,594,601      18,499,363    7,373,462     (9,704)      5,398,745   3,177,209    61,383,678
Emerging
Markets Fund
Investor Class           2,417,645       9,710,722    4,971,355    752,656       3,342,759   2,839,448    28,933,975
International
Growth Fund
Investor Class           3,602,665      15,542,279    5,226,334    (75,759)      3,401,356   4,402,114    58,151,926
Diversified
Bond Fund
Investor Class           6,140,346      17,746,684   12,821,820     88,662       2,191,640   6,629,751    68,883,113
High-Yield Fund
Investor Class           2,534,166       4,611,758    2,663,448   (149,155)        870,359   2,868,429    17,669,523
Prime Money
Market Fund
Investor Class           8,031,973       2,332,488    1,732,607         --         262,232   8,631,854     8,631,854
International
Bond Fund
Investor Class             293,166         731,707    4,712,384    328,710          40,020          --            --
                       ---------------------------------------------------------------------------------------------
                                      $125,171,014  $54,123,701  $(479,430)    $26,790,848              $447,470,277
                       =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE
APRIL 30, 2008

[american century investments logo and text logo ®]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 71.8%
         1,440,535  Equity Growth Fund
                    Investor Class                                  $ 33,017,062
         1,413,618  Growth Fund Investor Class                        35,495,947
         2,896,688  Large Company Value Fund
                    Investor Class                                    19,552,644
           174,032  Real Estate Fund Investor Class                    3,981,852
           617,356  Small Company Fund
                    Investor Class                                     4,858,592
         1,587,124  Value Fund Investor Class                          9,522,744
         1,663,615  Vista Fund Investor Class                         32,141,042
                                                                 ---------------
                                                                     138,569,883
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 23.4%
         1,404,185  Emerging Markets Fund
                    Investor Class                                    14,308,645
         2,338,564  International Growth Fund
                    Investor Class                                    30,892,431
                                                                 ---------------
                                                                      45,201,076
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 2.9%
           532,510  Diversified Bond Fund
                    Investor Class                                     5,532,779
                                                                 ---------------
MONEY MARKET FUNDS - 1.9%
         3,697,892  Prime Money Market Fund
                    Investor Class                                     3,697,892
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 193,001,630
                                                                 ---------------
(Cost $184,098,944)

OTHER ASSETS AND LIABILITIES(2)                                           37,496
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $193,039,126
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 185,609,795
                                                                 ===============
Gross tax appreciation of investments                             $  14,603,552
Gross tax depreciation of investments                                (7,211,717)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   7,391,835
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2008, follows:

                                                                                                APRIL 30, 2008
                       JULY 31, 2007    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE      COST         COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Equity
Growth Fund
Investor Class           1,097,999    $ 9,990,272  $ 1,681,292  $(229,484)    $ 2,462,105   1,440,535  $ 33,017,062
Growth Fund
Investor Class           1,304,700      8,172,481    5,479,114   (105,504)         46,342   1,413,618    35,495,947
Large Company
Value Fund
Investor Class           2,258,544      6,078,756    1,519,603   (182,701)        838,639   2,896,688    19,552,644
Real Estate Fund
Investor Class             120,735      1,667,600      659,706   (213,117)        592,254     174,032     3,981,852
Small
Company Fund
Investor Class             397,812      2,111,852      234,391    (50,382)        487,388     617,356     4,858,592
Value Fund
Investor Class           1,065,877      4,091,739      762,281   (148,237)      1,263,366   1,587,124     9,522,744
Vista Fund
Investor Class           1,352,983      9,274,247    3,152,495    (89,648)      2,967,031   1,663,615    32,141,042
Emerging
Markets Fund
Investor Class           1,189,434      4,242,905    1,795,340    197,986       1,752,389   1,404,185    14,308,645
International
Growth Fund
Investor Class           1,906,138      7,957,671    2,191,412    (80,755)      1,868,577   2,338,564    30,892,431
Diversified
Bond Fund
Investor Class             349,452      2,833,899      961,146     10,953         150,748     532,510     5,532,779
Prime Money
Market Fund
Investor Class           3,427,061      1,236,949      966,118         --         112,474   3,697,892     3,697,892
International
Bond Fund
Investor Class             125,026        426,576    2,126,020    133,692          16,799          --            --
                       --------------------------------------------------------------------------------------------
                                      $58,084,947  $21,528,918  $(757,197)    $12,558,112              $193,001,630
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/   Jonathan S. Thomas
         ----------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    June 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/   Jonathan S. Thomas
         ----------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    June 25, 2008

By:      /s/   Robert J. Leach
         ----------------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    June 25, 2008